3. PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of companies direct equity investments

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2019		Form of valuation	2018
		Direct interest, %	Indirect interest, %		Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	–	Consolidation	100.00	–
Cemig Distribuição	Consolidation	100.00	–	Consolidation	100.00	–
Gasmig	Consolidation	99.57	–	Consolidation	99.57	–
Cemig Geração Distribuída (Usina Térmica Ipatinga)	Consolidation	100.00	–	Consolidation	100.00	–
Efficientia	Consolidation	100.00	–	Consolidation	100.00	–
Luce Empreendimentos e Participações S.A. (1)	Consolidation	–	–	Consolidation	100.00	–
Rio Minas Energia e Participações (1)	Consolidation	–	–	Consolidation	100.00	–
Light (2)	Assets classified as held for sale	22.58	–	Consolidation	26.06	23.93
LightGer(3)	Equity method	–	49.00	Consolidation	–	74.49
Guanhães (3)	Equity method	–	49.00	Consolidation	–	74.49
Axxion (4)	Equity method	49.00	–	Consolidation	49.00	25.49
UHE Itaocara (3)	Equity method	–	49.00	Consolidation	–	74.49

(1)	Merged with Cemig on April 24, 2019.
(2)	With the settlement of the restricted offering, on July 17th, 2019, the Company’s equity interest in the total share capital of Light was reduced from 49.99%, on December 31th, 2018, to 22.58% on December 31th, 2019. This transaction resulted in the company ceasing to have control over this investee, and the Company recognized the remaining investment in Light in the consolidated financial position, as an Investment in affiliate or jointly-controlled entity, in accordance with IAS 28. Since the Company continues to have a firm commitment to dispose of the remaining interest in Light, the investment in that investee continues to be classified as assets held for sale, in accordance with IFRS 5 – Non-current assets held for sale, and discontinued operations. For more information, see Notes 1, 18 and 34.
(3)	On December 31, 2018, the Company holds indirect equity interests in LightGer, Guanhães and Itaocara, of 74.49% and 49%, held through Cemig GT, and 25.49%, held through Light. As from the cessation of control of Light, the Company no longer holds control of these investees and the remaining indirect interest through Cemig GT is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34.
(4)	On December 31, 2018 the Company holds direct and indirect interests (through Light) in Axxiom of 49% and 25.49%, respectively. As from the cessation of control of Light, the Company no longer holds control of these investees and the remaining direct interest is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34